Share-based payments - Stock options (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based compensation expense	$ 72,019	$ 110,288	$ 146,352	$ 423,167
Minimum.
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price			$ 1.03
Expiration period			5 years
Maximum.
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price			$ 16.29
Expiration period			10 years